Investment Risks - YieldMax(R) Top Ten ETFs	Feb. 13, 2026
Underlying Top 10 ETF Risks [Member]
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Underlying Top 10 ETF Risks. The Fund will invest its assets in the Top 10 ETFs, so the Fund’s investment performance is likely to be directly related to the performance of the Top 10 ETFs. The Fund’s NAV will change with changes in the value of the Top 10 ETFs. An investment in the Fund entails more costs and expenses than the combined costs and expenses of direct investments in the Top 10 ETFs. Top 10 ETFs are subject to the principal risks outlined for the Fund (including “ETF Risks” below), along with the following additional risks, in each instance varying dependent on the particular options and equities strategies they employ:

Underlying Security(ies) Risk [Member]
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Underlying Security(ies) Risk. Certain Top 10 ETFs invest in options contracts that are based on the value of Underlying Security(ies). This subjects a Top 10 ETF to certain of the same risks as if it owned shares of its Underlying Security(ies), even though it may not. As a result, such Top 10 ETFs are subject to the risks associated with the industry or industries of the corresponding Underlying Issuer(s).

Underlying Index Risk [Member]
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Underlying Index Risk. Certain Top 10 ETFs may invest in options contracts that are based on the value of an Underlying Index or in other ETFs or ETPs that track an Underlying Index’s performance. This subjects a Top 10 ETF to certain of the same risks as if it owned shares companies that comprise the Underlying Index or the portfolio of an ETF or ETP that tracks the Underlying Index, even though it may not. As a result, such Top 10 ETFs are subject to the risks associated with the industry or industries represented by the corresponding Underlying Index. For Top 10 ETFs that pursue short strategies involving writing put options on the value of an Underlying Index, such ETFs are subject to Index level appreciation risk by virtue of their indirect inverse exposure to changes in Index level which subjects them to the risk that Index values will rise, resulting in potential significant losses. Such Top 10 ETFs are also subject to Index level participation risk, as the writing of put options on the value of an Index limits the degree to which they will benefit from decreases in Index value (i.e., for each decrease in Index value below the strike price of sold put options, they will not experience an equal amount of gains).

Derivatives Risk [Member]
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●	Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each Top 10 ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or other portfolio holdings of Top 10 ETFs, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

Options Contracts [Member]
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○	Options Contracts. The Top 10 ETFs investment strategies are primarily options-based. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of options contracts on Underlying Security(ies) or Indexes is substantially influenced by the value of the Underlying Security or Index. Top 10 ETFs may experience substantial downside from specific option positions and certain option positions held by them may expire worthless. The options they hold are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by Top 10 ETFs will be determined based on market quotations or other recognized pricing methods. Additionally, aa options contracts are exercised or expire, the Top 10 ETFs will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Top 10 ETF may experience losses.

Swaps [Member]
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○	Swaps. Top 10 ETFs may also utilize swaps to achieve exposure to an Underlying Security(ies) or Index. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Top 10 ETF is unable to enter into swap agreements that provide the desired exposure to the Underlying Security(ies) or Index, it may not meet its stated investment objective. Any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering returns. Swap agreements in which Top 10 ETFs invest are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. If the Underlying Security(ies) or Index has a dramatic move that causes a material decline in net assets, the terms of a swap agreement between a Top 10 ETF and its counterparty may permit the counterparty to immediately close out the swap transaction. In that event, a Top 10 ETF may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with its investment objective. This may prevent it from achieving its investment objective, even if the Underlying Security(ies) or Index later reverses all or a portion of its movement.

Counterparty Risk [Member]
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Counterparty Risk. Top 10 ETFs face counterparty risk through their investments in options contracts, held via clearing members due to their non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the Top 10 ETFs in many instances focus on options contracts on a single Underlying Security, potentially leading to losses or hindrance in implementing their investment strategy if adverse situations with clearing members arise.

Price Participation Risk [Member]
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Price Participation Risk. Top 10 ETFs pursuing a strategy of selling call option contracts (long exposure) will limit their participation in the value increase of the Underlying Security(ies) or Index during the call period. Should an Underlying Security(ies)’s or Index’s value increase beyond the sold call options’ strike price, the Top 10 ETF may not experience the same extent of increase, potentially experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Security(ies) or Index over the call period. Top 10 ETFs pursuing a strategy of selling put option contracts (short exposure) will limit their participation in the value decrease of the Underlying Security(ies) or Index during the put period. Should an Underlying Security(ies)’s or Index’s value decrease beyond sold put option’s strike price, the Top 10 ETF may not experience the full extent of gains associated with that decrease, potentially experiencing a NAV decrease, especially given its full exposure to any value increase of the Underlying Security(ies) or Index over the put period.

Distribution Risk [Member]
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Distribution Risk. Top 10 ETFs aim to provide periodic (e.g., monthly or weekly) income, although there is no guarantee of distributions in any given period and the distribution amounts may vary significantly. Periodic distributions may consist of capital returns, reducing each Top 10 ETF’s NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund).

NAV Erosion Risk Due to Distributions [Member]
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●	NAV Erosion Risk Due to Distributions. When a Top 10 ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions by Top 10 ETFs may significantly erode their NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).

Call Writing Strategies Risk [Member]
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●	Call Writing Strategies Risk. For a Top 10 ETF that pursues long strategies involving writing call options, the path dependency (i.e., the continued use) of its call writing (selling) strategy will impact the extent that it participates in the positive price returns of the Underlying Security(ies) or Index and, in turn, the Top 10 ETF’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month it were to sell 7% OTM call options having a one-month term, its participation in the positive price returns of the Underlying Security(ies) or Index will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), it should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security(ies) or Index, or it may even lose money, even if the Underlying Security(ies)’s share price or Index’s value has appreciated by at least that much over such period, if during any month over that period the Underlying Security(ies) or Index had a return less than 7%. This example illustrates that both the Top 10 ETF’s participation in the positive price returns of the Underlying Security or Index and its returns will depend not only on the price or value of the Underlying Security(ies) or Index, but also on the path that they take over time. Implementing a covered call spread strategy introduces further complexities and risks, including capped upside appreciation and reduced net option premiums which may result in lower overall returns compared to a stand-alone covered call strategy.

Put Writing Strategies Risk [Member]
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Put Writing Strategies Risk. For a Top 10 ETF that pursues short strategies involving writing put options, the path dependency (i.e., the continued use) of its put writing (selling) strategy will impact the extent that it participates in the price or value decreases of the Underlying Security(ies) or Index and, in turn, its returns, both during the term of the sold put options and over longer time periods. If, for example, each month it were to sell 7% OTM put options having a one-month term, its participation in the negative price returns of the Underlying Security(ies) or Index will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), it should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of any negative price returns of the Underlying Security(ies) or Index, or it may even lose money, even if the Underlying Security(ies)’s price or Index’s value has decreased by at least that much over such period, if during any month over that period the price of the Underlying Security(ies) or value of the Index decreased by less than 7%. This example illustrates that both the Top 10 ETF’s participation in the negative price returns of Underlying Security(ies) or Index and its returns will depend not only on the price or value of the Underlying Security(ies) or Index but also on the path that they take over time. Implementing a covered put spread strategy introduces further complexities and risks, including limited gains from negative price returns and reduced net option premiums, which may result in lower overall returns compared to a stand-alone covered put strategy.

Purchased OTM Call Options Risk [Member]
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●	Purchased OTM Call Options Risk. A Top 10 ETF that pursues synthetic covered put strategies may seek to manage (cap) potential losses from its short exposure to Underlying Security(ies) or an Index if they appreciate significantly in value. However, the OTM call options will cap the Fund’s losses only to the extent that the share price of the Underlying Security(ies) or Index value increases to a level that is at or above the strike price of the purchased OTM call options. Any increase to a level that remains below the strike price of the purchased OTM call options will result in a corresponding loss. The costs of purchasing OTM calls are borne by the Top 10 ETF and such costs will decrease its value and/or any income generated from the synthetic covered put strategy.

Single Issuer Risk [Member]
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●	Single Issuer Risk. Certain Top 10 ETFs focus on only one or a few Underlying Security(ies) and may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Their performance may deviate from that of diversified investments or the overall market, making them potentially more susceptible to the specific performance and risks associated with the Underlying Security(ies).

ETP and ETF Risk [Member]
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ETP and ETF Risk. Certain Top 10 ETFs may invest in options contracts that are based on the value of Underlying Security(ies) issued by exchange-traded products ( “ETPs”) or exchange-traded funds (“ETFs”) which include, but are not limited to, open-end funds, closed-end funds, partnerships, commodity pools, or trusts, all of which are traded on securities exchanges. Certain Top 10 ETFs may invest directly in ETPs or ETFs. ETPs and ETFs are traded like stocks at market prices, and their share prices may deviate from their net asset value (NAV), resulting in prices that are either higher (a premium) or lower (a discount) than their NAV. ETPs and ETFs typically aim to track the performance of certain market segments or indices, although many are actively managed. These products incur operational expenses, such as advisory and management fees, which are shared among their investors. When a Top 10 ETF invests in these products, it not only bears its own operational expenses but also incurs a proportional share of the expenses of the ETP or ETF. The risks associated with these investments typically reflect those of the underlying assets they track. However, potential liquidity issues in these products might lead to greater volatility compared to their underlying assets. Moreover, due to their associated expenses, investing in ETPs and ETFs can be more costly than direct investment in their underlying assets. Top 10 ETFs may suffer losses (and in turn, the Fund) due to the investment practices of the underlying ETPs and ETFs. Investments by Top 10 ETFs in Underlying Security(ies) issued by ETFs are also subject to the additional “ETF Risks” described below.

Equity Market and Market Capitalization Risk [Member]
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●	Equity Market and Market Capitalization Risk. Certain Top 10 ETFs may make direct investments in Underlying Security(ies) issued by operating companies, and are subject to risks associated with direct investments in equity securities such as common stock. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in Top 10 ETF portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Top 10 ETF invests.

Large-Capitalization Investing [Member]
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○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing [Member]
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○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Small-Capitalization Investing [Member]
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○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to mid- and large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Foreign Securities Risk [Member]
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●	Foreign Securities Risk. Certain Top 10 ETFs may make direct investments in Underlying Security(ies) issued by companies from foreign countries, including emerging markets, and may include depositary receipts, such as ADRs or GDRs. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In addition, such securities pose risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Emerging Markets Risk [Member]
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○	Emerging Markets Risk. Securities issued by companies domiciled or headquartered in emerging market nations can present additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of a Top 10 ETF to buy, sell or otherwise transfer securities, adversely affect its share price, and cause a decline in net asset value. It may also be more difficult to enforce contractual or shareholder rights in emerging market countries, which could negatively impact a Top 10 ETF’s portfolio investments.

Depositary Receipt Risk [Member]
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○	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When a Top 10 ETF invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, it is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares. A Top 10 ETF may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Foreign Currency Risk [Member]
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○	Foreign Currency Risk. A Top 10 ETF’s exposure to foreign currencies subjects it to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. Each Top 10 ETF may actively and frequently trade all or a significant portion of their holdings. A high portfolio turnover rate increases transaction costs, which may increase Top 10 ETF expenses which are borne by investors (including the Fund).

Liquidity Risk [Member]
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●	Liquidity Risk. Some securities held by Top 10 ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for those Top 10 ETFs that hold options contracts on a single or small number of Underlying Security(ies). Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a Top 10 ETF is forced to sell an illiquid security at an unfavorable time or price, it may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent a Top 10 ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Security(ies) or Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Top 10 ETFs.

Money Market Instrument Risk [Member]
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Money Market Instrument Risk. Top 10 ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Tax Risk [Member]
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Tax Risk. Each Top 10 ETF aims to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject an underlying Top 10 ETF’s income to taxation at both the fund and shareholder levels, though there is a grace period to rectify such non-compliance. Each Top 10 ETF employs a synthetic strategy involving maintenance of a treasury securities portfolio to aid in meeting RIC diversification requirements.

U.S. Government and U.S. Agency Obligations Risk [Member]
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●	U.S. Government and U.S. Agency Obligations Risk: Each Top 10 ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.

Synthetic Covered Call or Put Strategies Risks [Member]
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Synthetic Covered Call or Put Strategies Risks. During periods when the Fund uses synthetic covered call or put strategies directly, rather than indirectly via its investments in underlying Top 10 ETFs, the Fund will be directly subject to all of the risks described above under the heading “Underlying Top 10 ETF Risks.”

Technology Sector Risk [Member]
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Technology Sector Risk. The Fund may, via its investments in certain Top 10 ETFs, invest indirectly in options on Underlying Security(ies) or an Index, many of which provide exposure to companies in (or reliant upon) the technology sector, and therefore the performance of such Top 10 ETFs (and the Fund) could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of a Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Crypto Asset Industry Risk [Member]
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Crypto Asset Industry Risk. The Fund may, via its investments in certain Top 10 ETFs, invest indirectly in options on Underlying Security(ies) or an Index, many of which provide exposure to companies, ETFs or ETPs involved in (or reliant upon) the crypto asset industry or the value of crypto assets, and therefore the performance of such Top 10 ETFs (and the Fund) could be negatively impacted by events affecting the crypto asset industry. Crypto assets, also known as digital or virtual assets, use cryptography for security and are often recorded on a distributed ledger or blockchain. Crypto asset industry companies typically face significant volatility due to the nascent and rapidly evolving nature of the sector. High research and capital expenditures are common, which can result in substantial variability in profitability, or even sustained losses. The industry is intensely competitive, with technological advancements occurring at a rapid pace, potentially rendering existing products or services obsolete. Companies operating in the sector are heavily reliant on digital and intellectual property, including proprietary blockchain technology and cryptographic algorithms, and may be adversely affected by the loss, theft, or impairment of these assets. Furthermore, the crypto asset industry is subject to a complex and constantly changing legal, regulatory, and political landscape, which can have a substantial impact on the profitability and viability of companies within the sector. Regulatory actions or unfavorable legal rulings could significantly hinder operations or market access. Additionally, security breaches, hacking incidents, or failures in the underlying technology of a crypto asset or blockchain could have devastating effects on an Underlying Issuer, particularly if the compromised asset or technology is central to its business model. The crypto asset industry has been, and may continue to be, dependent on speculation. As a relatively new asset class, the identification and classification of crypto asset industry companies can be challenging, as the boundaries of the industry are often unclear and subject to interpretation.

Blockchain Risk [Member]
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○	Blockchain Risk. Companies involved in the crypto asset industry are subject to the risks associated with blockchain technology, the occurrence of which could negatively impact the value of such companies. These risks include (i) the risk that the integrity and viability of the consensus mechanism of the blockchain fails; (ii) the risk that the blockchain’s capacity to execute and settle transactions in a timely and predictable manner is compromised; (iii) the open source nature of blockchain technology which makes it vulnerable to being “forked” by users and miners/validators (i.e., creation of a new competing blockchain when a significant portion of the miners/validators adopts updates to the existing blockchain protocol); and (iv) development of so called Layer 2 networks, including the “Lightning Network,” which are separate blockchains built on top of “Layer 1” blockchains, like the Bitcoin Blockchain, for the purpose of augmenting the throughput of the Layer 1 blockchain. Layer 2 blockchains are a relatively new and still developing technology and include certain risks, such as the potential for hacks, bugs or failures.

Crypto Asset Trading Platform Risk [Member]
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○	Crypto Asset Trading Platform Risk. Companies involved in the crypto asset industry are subject to the risks associated with crypto asset trading platforms. Crypto asset trading platforms and other trading venues on which crypto assets trade are relatively new and, in many cases, largely unregulated and may therefore be more exposed to market manipulation, fraud and failure than established, regulated exchanges for traditional securities, derivatives and currencies. Crypto asset trading platforms may (and in certain cases have) become subject to enforcement actions by regulatory authorities.

Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

ETF Risks [Member]
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Risk [Text Block]	ETF Risks.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares [Member]
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○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk [Member]
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○	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV [Member]
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○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading [Member]
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○	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Tax Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

U.S. Government and U.S. Agency Obligations Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on such Fund’s performance.